Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Trade Payables and Other Current Liabilities

(€‘000)	As at 31 December,
	2019	2018
Total Trade payables	6,969	5,916
Other current liabilities
Social security	482	314
Payroll accruals and taxes	1,750	1,351
Other current liabilities	1,016	1,024

Total Other current liabilities	3,248	2,690

Total Trade payables and other current liabilities	10,217	8,606